STOCKHOLDERS' EQUITY - Common Stock Shares (Details)		3 Months Ended	6 Months Ended	9 Months Ended
	Jun. 07, 2021 USD ($) shares	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) Vote $ / shares M shares	Dec. 31, 2021 USD ($) Vote $ / shares M shares	Nov. 08, 2021 shares	Oct. 31, 2021 shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)			50,000,000	50,000,000
Common shares, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Common shares, votes per share | Vote			1	1
Common shares, shares issued (in shares)			3,432,000	3,432,000
Aggregate purchase price | $		$ 25,000		$ 25,000
Common shares, shares outstanding (in shares)			3,432,000	3,432,000
Condition for future business combination threshold net tangible assets | $			$ 5,000,001	$ 5,000,001
Months to complete acquisition | M			12	12
Redemption period upon closure			10 days	10 days
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)			100.00%	100.00%
Private Placement
Class of Stock [Line Items]
Common shares, shares issued (in shares)					557,000
Sponsor
Class of Stock [Line Items]
Months to complete acquisition | M			12	12
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)			100.00%	100.00%
Sponsor | Founder shares
Class of Stock [Line Items]
Number of shares issued	4,312,500
Aggregate purchase price | $	$ 25,000
Shares subject to forfeiture						1,437,500
Common shares, shares outstanding (in shares)			2,875,000			2,875,000
Common stock subject to redemption
Class of Stock [Line Items]
Common stock subject to possible redemption, issued (in shares)			11,500,000	11,500,000
Common stock subject to possible redemption, outstanding (in shares)			11,500,000	11,500,000